Stockholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Dec. 31, 2012 Vote	Dec. 31, 2012 Vote	Dec. 31, 2011	Dec. 31, 2010	Aug. 01, 2011	Jul. 25, 2011
One vote per share	1	1
Issuance of common stock		6,697,220
Distribution of common stock		$ 62,007,000
Required Distribution, REIT taxable income		90.00%
Minimum percentage of adjusted funds from operation as cash dividend		50.00%
Percentage of REIT taxable income as cash dividend		100.00%
Company repurchased, shares		5,000,000
Repurchase agreement, Total cost		185,400,000
Total credit facility	925,000,000	925,000,000			1,000,000,000	1,000,000,000
Authorized amount for share repurchase program	100,000,000
Common stock offered and sold		846,469
Sale of common stock, price per share	$ 40.00	$ 40.00
Issuance of common stock		32,722,000
$925 Million Credit Facility [Member]
Total credit facility	$ 925,000,000	$ 925,000,000